B. PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 25, 2017
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

Property, and plant and equipment consist of the following (in thousands):

<BTB>	Estimated Useful	June 25,	June 26,
   	Lives	2017	2016

Equipment, furniture and fixtures	3 - 7 yrs	$4,791	$9,697
Software	5 yrs	1,143	872
Leasehold improvements	10 yrs or lease term, if shorter	3,949	13,290
		9,883	23,859
Less: accumulated depreciation/amortization		(6,075)	(10,880)
		$3,808	$12,979

Depreciation and amortization expense was approximately $2.5 million and $2.7 million for the fiscal years ended June 25, 2017 and June 26, 2016, respectively.